UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number               811-8268

                                Firsthand Funds
(Exact name of registrant as specified in charter)

125 South Market, Suite 1200
             San Jose, CA                                         95113
(Address of principal executive offices)   (Zip code)

Firsthand Capital Management, Inc.
125 South Market, Suite 1200
                         San Jose, CA 95113
(Name and address of agent for service)

Registrant's telephone number, including area code:  (408) 294-2200

Date of fiscal year end:        December 31, 2005

Date of reporting period:     June 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Firsthand Funds June 30, 2005 (unaudited)
Semi-Annual Report to Shareholders
Firsthand Technology Value Fund® Firsthand Technology Leaders Fund Firsthand Technology Innovators Fund Firsthand e-Commerce Fund Firsthand Global Technology Fund

This report is provided for the general information of the shareholders of Firsthand Funds.  This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus. For more complete information about Firsthand Funds, please call toll free 1.888.884.2675 or visit www.firsthandfunds.com for a prospectus, which contains more information, including risks, fees, and expenses. Read the prospectus carefully before investing or sending money.

Firsthand Funds are distributed by ALPS Distributors, Inc.

CONTENTS

Performance Summary	2
President's Letter	5
Shareholder Fee Example	8
Financial Statements
Portfolio of Investments
Firsthand Technology Value Fund	10
Firsthand Technology Leaders Fund	14
Firsthand Technology Innovators Fund	16
Firsthand e-Commerce Fund	19
Firsthand Global Technology Fund	21
Statements of Assets and Liabilities	24
Statements of Operations	26
Statements of Changes in Net Assets	28
Financial Highlights
Firsthand Technology Value Fund	33
Firsthand Technology Leaders Fund	34
Firsthand Technology Innovators Fund	35
Firsthand e-Commerce Fund	36
Firsthand Global Technology Fund	37
Notes to Financial Statements	38

PERFORMANCE SUMMARY
PERIOD RETURNS
(average annual total returns as of 6/30/05)

	YTD	1-YEAR	3-YEAR	5-YEAR	10-YEAR
FUND	TOTAL*

Firsthand Technology Value Fund®	-5.39%	-6.06%	7.55%	-23.05%	10.38%
Firsthand Technology Leaders Fund	-3.22%	-1.64%	8.73%	-21.22%	●
Firsthand Technology Innovators Fund	-16.57%	-20.74%	-0.43%	-29.12%	●
Firsthand e-Commerce Fund	-5.57%	-4.98%	10.51%	-26.69%	●
Firsthand Global Technology Fund	-12.62%	-10.95%	5.12%	●	●
Nasdaq	-5.12%	1.10%	12.58%	-11.91%	8.65%
DJIA	-3.65%	0.65%	5.90%	1.71%	10.61%
S&P 500	-0.81%	6.32%	8.25%	-2.37%	9.93%
* Not annualized.

Returns assume reinvestment of all dividends and distributions but do not reflect the impact of taxes. The performance data quoted represent past performance. Past performance cannot guarantee future results, and current performance may be lower or higher than the performance quoted. Both the return from and the principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. To obtain performance as of the most recent month-end, please contact Firsthand Funds by calling 1.888.884.2675 or go to www.firsthandfunds.com.

The Dow Jones Industrial Average (DJIA) is a group of 30 stocks tracked by the Dow Jones Company. The Nasdaq Composite Index (Nasdaq) is a capitalization-weighted index of all common stocks listed with Nasdaq. The Standard & Poor's 500 Index (S&P 500) is a market-weighted index of 500 stocks of well-established companies. Each index represents an unmanaged, broad-based basket of stocks. These indices are typically used as benchmarks for overall market performance. The Lipper Science and Technology Fund Index includes the largest 30 mutual funds in the group, which, by prospectus or portfolio practice, invest at least 80% of their equity portfolios in science and technology stocks.

The Russell 1000 Technology Index and the Russell 2000 Technology Index each represent an unmanaged basket of stocks that consist of the technology sector constituents of the Russell 1000 and Russell 2000 indices, respectively. The Russell 1000 Index measures the performance of the 1000 largest U.S. companies, based on total market capitalization. The Russell 2000 Index measures the performance of the next 2000 largest U.S. companies, based on total market capitalization. Together, the Russell 1000 Index and Russell 2000 Index comprise the Russell 3000 Index.

2	2005 Semi-Annual Report

RETURNS SINCE INCEPTION
(average annual total returns as of 6/30/05)
	AVERAGE
	ANNUAL
	TOTAL			S&P
FUND (INCEPTION DATE)	RETURN	NASDAQ	DJIA	500

Firsthand Technology Value Fund® (5/20/94)	13.85%	10.22%	11.71%	10.96%
Firsthand Technology Leaders Fund (12/10/97)	6.81%	3.59%	5.26%	4.24%
Firsthand Technology Innovators Fund (5/20/98)	1.71%	1.92%	3.75%	2.54%
Firsthand e-Commerce Fund (9/30/99)	-18.56%	-4.53%	1.87%	0.25%
Firsthand Global Technology Fund (9/29/00)	-18.63%	-11.09%	1.30%	-2.30%

Each Fund may invest in small-capitalization companies and Initial Public Offerings ("IPOs"). These investments may be more volatile than investments in large-capitalization companies and loss of principal could be greater. The Funds may invest in foreign securities, which may be subject to greater risks than investing in domestic securities. Because the Funds are not diversified, they can take larger positions in fewer companies, increasing their risk profile. The Funds invest in several industries within the technology sector and the relative weightings of these industries in a Fund's portfolio may change at any time.

HOLDINGS BY INDUSTRY
FIRSTHAND TECHNOLOGY		FIRSTHAND TECHNOLOGY
VALUE FUND		LEADERS FUND
(holdings as of 6/30/05)		(holdings as of 6/30/05)
	% OF NET ASSETS		% OF NET ASSETS

Semiconductors	27.7%	Semiconductors	33.8%
Software	15.2%	Software	18.4%
Internet	9.2%	Semiconductor Equipment	7.9%
Communications Equipment	9.0%	Communications Equipment	6.6%
Photonics	6.4%	Networking	5.7%
Cash & Other	5.9%	Photonics	5.2%
Defense & Aerospace	5.4%	Cash & Other	5.2%
Other Electronics	5.2%	Internet	4.0%
Networking	3.9%	Media	4.0%
Peripherals	3.9%	Other Electronics	3.6%
Semiconductor Equipment	3.7%	Peripherals	2.9%
Services	1.4%	Electronics Manufacturing Services	2.7%
Intellectual Property	1.3%
Advanced Materials	1.1%
Communications	0.7%
2005 Semi-Annual Report	3

HOLDINGS BY INDUSTRY (continued)

FIRSTHAND TECHNOLOGY
INNOVATORS FUND
(holdings as of 6/30/05)
% OF NET ASSETS

Semiconductors	27.0%
Other Electronics	16.7%
Communications Equipment	11.9%
Services	9.2%
Electronic Design Automation	7.8%
Intellectual Property	7.6%
Software	7.0%
Networking	5.3%
Photonics	3.8%
Cash & Other	2.2%
Peripherals	0.9%
Communications	0.6%
FIRSTHAND GLOBAL
TECHNOLOGY FUND
(holdings as of 6/30/05)
% OF NET ASSETS

Communications Equipment	20.6%
Software	17.7%
Other Electronics	14.8%
Semiconductors	11.0%
Semiconductor Equipment	9.8%
Cash & Other	8.0%
Electronics Manufacturing Services	7.8%
Services	4.2%
Peripherals	3.2%
Internet	2.0%
Communications	0.9%
FIRSTHAND
E-COMMERCE FUND
(holdings as of 6/30/05)
% OF NET ASSETS

Internet	41.2%
Software	19.9%
Services	15.3%
Cash & Other	10.7%
Other Electronics	4.8%
Computer	3.4%
Communications	2.6%
Networking	1.3%
Broadcasting & Cable TV	0.8%
4	2005 Semi-Annual Report

DEAR FELLOW SHAREHOLDERS,

The first half of 2005 was not a very positive one for technology stock investors, with most indices related to the tech sector experiencing declines. The Nasdaq Composite Index was down 5.12%, while the Russell 1000 Technology Index and the Russell 2000 Technology Index were down 4.73% and 11.53%, respectively. The Lipper Science and Technology Fund Index was also down 5.23% for the first two quarters.

Despite improving business conditions for technology companies, the Nasdaq Composite Index lingered in a relatively narrow range for much of the first half. Unfortunately, concerns over rising interest rates, oil prices, and inflation seemed to overwhelm much of the good news about the economy.

Earnings growth continued in the first two quarters of the year. Standard and Poor's estimates that operating income of S&P 500 Index companies grew 13.43% in Q1 and 10.65% in Q2, year-over-year. More significantly, S&P estimates that operating income among the technology sector constituents of the S&P 500 Index rose 18.83% in Q1 and 22.42% in Q2, year-over-year.

Large-cap technology stocks fared better than their small-cap counterparts during the period, as illustrated by the strong divergence between the Russell 1000 and Russell 2000 Technology indices. Our Firsthand Technology Leaders Fund and Firsthand Technology Innovators Fund showed a similar disparity as well. There were no particular industries or markets that fared extremely well or poorly. So far, 2005 has been a "stockpicker's market," and Firsthand had its share of successes and failures.

Corning stock rose 41.2% during the period. While Corning's fiber-optic business has been shrinking dramatically over the past five years, it has quietly become the dominant supplier of glass substrates to the flat-panel display industry.

Netflix rebounded 33.1% during the first half, as investors shook off fears of increased competition from Blockbuster and Amazon.com. On May 19th, Netflix and Wal-Mart announced an agreement under which Wal-Mart would exit the DVD rental business and Netflix would refer customers interested in purchasing new DVDs to Wal-Mart.

2005 Semi-Annual Report	5

Unfortunately, we had our share of poor performers as well. UTStarcom fell 66.2% over concerns about increasing competition and slowing demand in China. Although UTStarcom offers a growing line-up of advanced telecommunications products around the world, sales of its low-cost PAS technology in China still comprise the bulk of its revenue. Like many "China plays," UTStarcom's past achievements now define its principal vulnerability.

Napster fell 55.3% during the period as investors focused on the many larger competitors vying for position in the paid music downloading marketplace. Just as investors were getting comfortable with the idea of Napster thriving in the shadow of Apple's iTunes franchise, Microsoft, AOL, and Yahoo decided to enter the fray.

Looking ahead, we find it difficult to assess the future of any technology business without considering the implications of globalization. Our recent visits to China, India, Japan, Taiwan, and Hong Kong have left us with two strong impressions that I'd like to share with you. First, we believe the explosive growth of both the Chinese and the Indian economies is real and sustainable. These two emerging economic superpowers possess not only a huge pool of low-cost labor, but also an abundance of talented, educated, and experienced technology professionals. Additionally, many of the management teams have significant work experience here in Silicon Valley.

Second, the booming global economy represents a fantastic opportunity for companies that take a truly global view. After all, foreign workers are also potential customers. Powerful evidence of this upside can be seen in two well-known end markets: cell phones and personal computers.

In 2000, worldwide cell phone shipments "peaked" at just over 400 million units before declining slightly in 2001. Many analysts pronounced the market "mature" and drastically cut their forecasts for growth. Five years later, the market is flirting with the 800-million mark. The secret to the rebound? China and India, where penetration rates have gone from single digits to mass adoption rates for the middle class.

The PC market has been considered mature for some time now-it's well into its third decade, after all. That's why many were astonished when several market research firms raised their forecasts to call for double-digit growth this year. Where did all of this growth come from? You guessed it.

6	2005 Semi-Annual Report

Furthermore, China has more individuals connected to the Internet than any other country except the United States. They'll probably pass us in the next couple of years, followed soon after by India.

Globalization presents technology companies with unsettling challenges and exciting opportunities. Firsthand will continue to seek out those companies with the flexibility and adaptability to succeed in this changing landscape.

Thank you for your investment in Firsthand Funds.

Sincerely,

Kevin Landis
President and Chief Executive Officer

2005 Semi-Annual Report	7

SHAREHOLDER FEE EXAMPLE (Unaudited)

Example-In general, mutual fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Note that Firsthand Funds does not charge transaction fees or 12b-1 distribution and service fees, though you may incur transaction fees if you purchase shares through a broker.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2005, to June 30, 2005.

Actual Expenses-The section of the table at right entitled "Actual" provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled "Actual" under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA or other tax-qualified savings plan, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes-The section of the table at right entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table at right are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

8	2005 Semi-Annual Report

Firsthand Technology Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*	Annualized
	1/1/05	6/30/05	1/1/05-6/30/05	Expense Ratio
Actual	$1,000	$946.07	$8.77	1.92%
Hypothetical**	$1,000	$1,014.78	$9.59	1.92%

Firsthand Technology Leaders Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*	Annualized
	1/1/05	6/30/05	1/1/05-6/30/05	Expense Ratio
Actual	$1,000	$967.76	$9.34	1.95%
Hypothetical**	$1,000	$1,014.63	$9.74	1.95%

Firsthand Technology Innovators Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*	Annualized
	1/1/05	6/30/05	1/1/05-6/30/05	Expense Ratio
Actual	$1,000	$834.33	$8.53	1.95%
Hypothetical**	$1,000	$1,014.63	$9.74	1.95%

Firsthand e-Commerce Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*	Annualized
	1/1/05	6/30/05	1/1/05-6/30/05	Expense Ratio
Actual	$1,000	$944.27	$8.90	1.95%
Hypothetical**	$1,000	$1,014.63	$9.74	1.95%

Firsthand Global Technology Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*	Annualized
	1/1/05	6/30/05	1/1/05-6/30/05	Expense Ratio
Actual	$1,000	$873.83	$8.64	1.95%
Hypothetical**	$1,000	$1,014.63	$9.74	1.95%

* Expenses are calculated by multiplying the Fund's annualized expense ratio listed above by the average account value over the period and multiplying that number by 181/365 (to reflect the one-half year period).

** 5% return per year before expenses.

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

2005 Semi-Annual Report	9

Firsthand Technology Value Fund
PORTFOLIO OF INVESTMENTS
June 30, 2005 (unaudited)
		MARKET
	SHARES	VALUE
COMMON STOCK - 94.0%

ADVANCED MATERIALS - 1.1%
UCT Coatings, Inc., Series B (2) *	500,000	$5,000,000

COMMUNICATIONS - 0.7%
ViaSat, Inc. *	154,300	3,136,919

COMMUNICATIONS EQUIPMENT - 9.0%
Anaren, Inc. *	361,900	4,758,985
Harris Corp.	100,000	3,121,000
SpectraLink Corp.	180,000	1,893,600
Stratex Networks, Inc. *	3,087,036	5,309,702
Tekelec, Inc. *	875,800	14,713,440
UTStarcom, Inc. *	1,273,300	9,537,017

		39,333,744

DEFENSE & AEROSPACE - 5.4%
Flir Systems, Inc. *	641,200	19,133,408
L-3 Communications Holdings, Inc.	60,000	4,594,800

		23,728,208

INTELLECTUAL PROPERTY - 1.2%
Silicon Genesis Corp., Common (1) (2) *	726,424	7,264
Silicon Genesis Corp., Series 1-D (1) (2) *	850,830	749,751
Silicon Genesis Corp., Series 1-E (1) (2) *	4,071,226	4,315,500

		5,072,515

INTERNET - 9.2%
Akamai Technologies, Inc. *	1,058,000	13,891,540
Netflix, Inc. *	1,600,000	26,256,000

		40,147,540

NETWORKING - 3.9%
Caspian Networks, Inc., Common (2) *	337	0
Cisco Systems, Inc. *	780,000	14,905,800
IP Unity, Inc., Series C (2) *	1,104,265	1,792,863
IP Unity, Inc., Series E (2) *	193,042	313,307
Polaris Networks, Inc., Series A (2) *	297,848	0

		17,011,970

OTHER ELECTRONICS - 5.2%
Cree, Inc. *	300,000	7,641,000
NanoMuscle, Inc., Common (2) *	1,250,000	0
NanoMuscle, Inc., Series A-1 (2) *	1,250,000	0

* Non-income producing

see accompanying notes to financial statements

10	2005 Semi-Annual Report

Firsthand Technology Value Fund
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2005 (unaudited)

		MARKET
	SHARES	VALUE
Symbol Technologies, Inc.	1,520,000	$15,002,400

		22,643,400

PERIPHERALS - 3.9%
Western Digital Corp. *	1,280,000	17,177,600

PHOTONICS - 6.4%
Celox Networks, Inc., Common (2) *	138,121	0
Celox Networks, Inc., Series A-1 (2) *	1,000,000	0
Corning, Inc. *	1,650,000	27,423,000
Luminous Networks, Inc., Common (2) *	28,654	2,886
Luminous Networks, Inc., Series A1 (2) *	130,306	93,474
Luminous Networks, Inc., Series B1 (2) *	260,520	400,000
Maple Optical Systems, Inc., Series A-1 (1) (2) *	10,352,054	0

		27,919,360

SEMICONDUCTOR EQUIPMENT - 3.7%
Applied Materials, Inc.	1,000,000	16,180,000

SEMICONDUCTORS - 27.7%
Aeroflex, Inc. *	1,250,600	10,505,040
Applied Micro Circuits Corp. *	699,900	1,791,744
AuthenTec, Inc., Series C (2) *	1,472,495	1,179,881
AuthenTec, Inc., Series D (2) *	290,958	232,766
Clarisay, Inc., Series B (1) (2) *	2,605,306	0
Clarisay, Inc., Series C (1) (2) *	7,194,244	0
Cypress Semiconductor Corp. *	850,000	10,701,500
Freescale Semiconductor, Inc., Series B *	76,208	1,614,085
Global Locate, Inc., Series A (1) (2) *	6,030,896	4,547,296
Global Locate, Inc., Series C (1) (2) *	1,111,111	837,778
Global Locate, Inc., Series D (1) (2) *	932,835	749,999
Kopin Corp. *	299,100	1,525,410
Lexar Media, Inc. *	649,200	3,187,572
PMC-Sierra, Inc. *	1,055,700	9,849,681
SanDisk Corp. *	1,371,200	32,538,575
Semiconductor Manufacturing International Corp. *	565,000	5,819,500
Skyworks Solutions, Inc. *	498,300	3,672,471
Texas Instruments, Inc.	340,000	9,543,800
TranSwitch Corp. *	3,183,000	6,525,150
Triquint Semiconductor, Inc. *	1,732,400	5,768,892
Zoran Corp. *	760,500	10,107,045

		120,698,185

* Non-income producing

see accompanying notes to financial statements

2005 Semi-Annual Report	11

Firsthand Technology Value Fund
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2005 (unaudited)

		MARKET
	SHARES	VALUE
SERVICES - 1.4%
Intrado, Inc. *	309,100	$4,624,136
TeleCommunication Systems, Inc., Class A *	557,600	1,260,176

		5,884,312

SOFTWARE - 15.2%
Citrix Systems, Inc. *	177,000	3,833,820
Comverse Technology, Inc. *	920,900	21,779,285
Napster, Inc. (3) *	1,450,000	6,090,000
SAP AG - ADR	40,000	1,732,000
Sybase, Inc. *	200,000	3,670,000
VeriSign, Inc. *	390,100	11,219,276
Websense, Inc. *	96,900	4,656,045
Wind River Systems, Inc. *	852,600	13,368,768

		66,349,194

Total COMMON STOCK		410,282,947

WARRANTS - 0.1%
ADVANCED MATERIALS - 0.0%
UCT Coatings, Inc., B Warrant (2) *	200,000	200

INTELLECTUAL PROPERTY - 0.1%
Silicon Genesis Corp., 1-E Warrant (1) (2) *	1,257,859	334,339
Silicon Genesis Corp., Common Warrant (1) (2) *	59,147	59
Silicon Genesis Corp., Common Warrant (1) (2) *	37,982	38

		334,436

NETWORKING - 0.0%
IP Unity, Inc., E Warrant (2) *	69,496	69
Polaris Networks, Inc., Convertible Warrant (2) *	75,712	0

		69

OTHER ELECTRONICS - 0.0%
NanoMuscle, Inc., B-1 Warrant (2) *	306,757	0

PHOTONICS - 0.0%
Celox Networks, Inc., A-1 Warrant (2) *	500,000	0
Luminous Networks, Inc., Common Warrant (2) *	3,841	4

		4

SEMICONDUCTORS - 0.0%
Authentec, Inc., C Warrant (2) *	392,665	117,835
Clarisay, Inc., Warrants (1) (2) *	2,350,000	0
Global Locate, Inc., Board Warrants (1) (2) *	75,000	375

* Non-income producing

see accompanying notes to financial statements

12	2005 Semi-Annual Report

Firsthand Technology Value Fund
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2005 (unaudited)

	SHARES/	MARKET
	PRINCIPAL	VALUE
Global Locate, Inc., Board Warrants (1) (2) *	18,750	$94
Global Locate, Inc., Board Warrants (1) (2) *	75,000	375
Global Locate, Inc., C Warrant (1) (2) *	370,370	3,704
Global Locate, Inc., D Warrant (1) (2) *	233,208	2,332

		124,715

Total WARRANTS		459,424

CONVERTIBLE BONDS - 0.0%
NETWORKING - 0.0%
Polaris Networks, Inc., 10.00% (2) *	100,949	0

OTHER ELECTRONICS - 0.0%
NanoMuscle, Inc., 8.00% (2) *	398,639	0

SEMICONDUCTORS - 0.0%
Clarisay, Inc., 8.00%, (1) (2) *	2,350,000	0

Total CONVERTIBLE BONDS		0

CASH EQUIVALENTS - 6.3%
SSgA Prime Money Market Portfolio	17,653,792	17,653,792
State Street Bank and Trust Company Repurchase
Agreement, 1.80% dated 6/30/05, to be
repurchased at $9,691,358 on 7/1/05, collateralized by
$9,935,000 U.S. Treasury Note,
3.50% maturing 11/15/09 (value $9,885,325)	9,690,874	9,690,874

Total CASH EQUIVALENTS		27,344,666

Total Investments (Cost $702,789,566) - 100.4%		438,087,037
Liabilities in excess of other assets - (0.4)%		(1,660,926)

NET ASSETS - 100.0%		$436,426,111

*Non-income producing security
(1)     Affiliated issuer
(2)     Restricted security
(3)     Napster, Inc. has the right to put a restriction of public sale on 600,000 shares of the
         Fund's Napster, Inc. holding. As of June 30, 2005, there are no restrictions on the Fund's shares of Napster, Inc.
ADR  American Depositary Receipt

see accompanying notes to financial statements

2005 Semi-Annual Report	13

Firsthand Technology Leaders Fund
PORTFOLIO OF INVESTMENTS
June 30, 2005 (unaudited)

		MARKET
	SHARES	VALUE
COMMON STOCK - 94.8%
COMMUNICATIONS EQUIPMENT - 6.6%
Nokia Corp. - ADR	111,400	$1,853,696
QUALCOMM, Inc.	134,500	4,439,845

		6,293,541

ELECTRONICS MANUFACTURING SERVICES - 2.7%
Flextronics International Ltd. *	196,600	2,597,086

INTERNET - 4.0%
eBay, Inc. *	43,600	1,439,236
IAC/InterActiveCorp *	100,300	2,412,215

		3,851,451

MEDIA - 4.0%
Pixar Animation Studios *	76,000	3,803,800

NETWORKING - 5.7%
Cisco Systems, Inc. *	284,700	5,440,617

OTHER ELECTRONICS - 3.6%
Agilent Technologies, Inc. *	147,256	3,389,833

PERIPHERALS - 2.9%
EMC Corp. *	199,800	2,739,258

PHOTONICS - 5.2%
Corning, Inc. *	297,100	4,937,802

SEMICONDUCTOR EQUIPMENT - 7.9%
Applied Materials, Inc.	210,300	3,402,654
ASML Holding N.V. *	195,600	3,063,096
Teradyne, Inc. *	92,700	1,109,619

		7,575,369

SEMICONDUCTORS - 33.8%
Altera Corp. *	202,300	4,009,586
Intel Corp.	104,700	2,728,482
Samsung Electronics Co., Ltd. - GDR (1)	24,300	5,807,546
SanDisk Corp. *	198,100	4,700,913
Taiwan Semiconductor Manufacturing Co. - ADR	633,350	5,776,150

* Non-income producing
(1) Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors.
     The Investment Adviser, using Board-approved procedures has deemed these securities to be liquid.

see accompanying notes to financial statements

14	2005 Semi-Annual Report

Firsthand Technology Leaders Fund
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2005 (unaudited)

	SHARES/	MARKET
	PRINCIPAL	VALUE
Texas Instruments, Inc.	195,450	$5,486,282
Xilinx, Inc.	147,500	3,761,250

		32,270,209

SOFTWARE - 18.4%
Adobe Systems, Inc.	119,000	3,405,780
Amdocs Ltd. *	148,600	3,927,498
Business Objects SA - ADR *	144,900	3,810,870
Microsoft Corp.	84,900	2,108,916
SAP AG - ADR	100,500	4,351,650

		17,604,714

Total COMMON STOCK		90,503,680

CASH EQUIVALENTS - 5.1%
SSgA Prime Money Market Portfolio	3,855,294	3,855,294
State Street Bank and Trust Company Repurchase Agreement,
1.80% dated 6/30/05, to be
repurchased at $986,781 on 7/1/05, collateralized by
$1,015,000 U.S. Treasury Note, 3.50%
maturing 11/15/09 (value $1,009,925)	986,731	986,731

Total CASH EQUIVALENTS		4,842,025

Total Investments (Cost $97,284,771) - 99.9%		95,345,705
Other assets in excess of liabilities - 0.1%		68,905

NET ASSETS - 100.0%		$95,414,610

*         Non-income producing
ADR   American Depositary Receipts
GDR   Global Depositary Receipts

see accompanying notes to financial statements

2005 Semi-Annual Report	15

Firsthand Technology Innovators Fund
PORTFOLIO OF INVESTMENTS
June 30, 2005 (unaudited)

		MARKET
	SHARES	VALUE

COMMON STOCK - 95.8%
COMMUNICATIONS - 0.6%
Symmetricom, Inc. *	20,000	$207,400

COMMUNICATIONS EQUIPMENT - 11.9%
Airspan Networks, Inc. *	284,000	1,576,200
Finisar Corp. *	526,500	552,825
SpectraLink Corp.	96,700	1,017,284
Vyyo, Inc. *	147,900	921,417

		4,067,726

ELECTRONIC DESIGN AUTOMATION - 7.8%
PDF Solutions, Inc. *	204,900	2,688,288

INTELLECTUAL PROPERTY - 7.6%
MIPS Technologies, Inc. *	80,000	576,000
Silicon Genesis Corp., Common (1) (2) *	102,135	1,021
Silicon Genesis Corp., Series 1-C (1) (2) *	82,914	300,779
Silicon Genesis Corp., Series 1-E (1) (2) *	1,633,254	1,731,249

		2,609,049

NETWORKING - 5.3%
IP Unity, Inc., Series C (2) *	1,117,957	1,815,093
Polaris Networks, Inc., Series A (2) *	702,152	0

		1,815,093

OTHER ELECTRONICS - 16.7%
Applied Films Corp. *	68,800	1,761,280
BEI Technologies, Inc.	25,000	667,000
Intevac, Inc. *	223,700	2,342,139
Microvision, Inc. *	190,300	970,530
NanoMuscle, Inc., Common (2) *	1,250,000	0
NanoMuscle, Inc., Series A-1 (2) *	1,250,000	0

		5,740,949

PERIPHERALS - 0.9%
Universal Display Corp. *	30,000	308,400

PHOTONICS - 3.8%
Avici Systems, Inc. *	252,700	1,124,516
Luminous Networks, Inc., Common (2) *	50,226	5,058
Luminous Networks, Inc., Series A1 (2) *	228,407	163,845
Maple Optical Systems, Inc., Series A-1 (1) (2) *	9,647,945	0

		1,293,419

* Non-income producing

see accompanying notes to financial statements

16	2005 Semi-Annual Report

Firsthand Technology Innovators Fund
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2005 (unaudited)

		MARKET
	SHARES	VALUE
SEMICONDUCTORS - 26.8%
Aeroflex, Inc. *	142,700	$1,198,680
Agere Systems, Inc. *	50,000	600,000
AuthenTec, Inc., Series C (2) *	736,248	589,941
Clarisay, Inc., Series B (1) (2) *	2,861,519	0
Kopin Corp. *	98,700	503,370
Microtunes, Inc. *	111,100	557,167
OmniVision Technologies, Inc. *	50,000	679,500
Power Integrations, Inc. *	67,300	1,451,660
Silicon Optix, Inc., Series B (2) *	1,111,111	1,000,000
SiRF Technology Holdings, Inc. *	49,800	880,464
Synaptics, Inc. *	37,300	796,728
Trident Microsystems, Inc. *	15,000	340,350
Volterra Semiconductor Corp. *	40,000	595,600

		9,193,460

SERVICES - 7.4%
Innovion Corp., Series C (1) (2) *	1,500,000	1,489,350
TeleCommunication Systems, Inc., Class A *	239,200	540,592
WebEx Communications, Inc. *	20,000	528,200

		2,558,142

SOFTWARE - 7.0%
Altiris, Inc. *	50,000	734,000
Napster, Inc. *	176,700	742,140
Verint Systems, Inc. *	28,200	906,911

		2,383,051

Total COMMON STOCK		32,864,977

WARRANTS - 0.2%
INTELLECTUAL PROPERTY - 0.0%
Silicon Genesis Corp., 1-E Warrant (1) (2) *	94,339	944

PHOTONICS - 0.0%
Luminous Networks, Inc., Common Warrant (2) *	6,732	7

SEMICONDUCTORS - 0.2%
Authentec, Inc., C Warrant (2) *	196,333	58,917
Clarisay, Inc., Warrants (1) (2) *	1,259,290	0

		58,917

SERVICES - 0.0%
Innovion Corp., Warrant (1) (2) *	30,129	30
Innovion Corp., Warrant (1) (2) *	602,577	603

		633

* Non-income producing

see accompanying notes to financial statements

2005 Semi-Annual Report	17

Firsthand Technology Innovators Fund
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2005 (unaudited)

	SHARES/	MARKET
	PRINCIPAL	VALUE
Total WARRANTS		$60,501

CONVERTIBLE BONDS - 1.8%
SEMICONDUCTORS - 0.0%
Clarisay, Inc., 8.00%, (1) (2) *	1,150,000	0

SERVICES - 1.8%
Innovion Corp., 9.50%, 3/7/06 (1) (2)	602,577	602,577

Total CONVERTIBLE BONDS		602,577

CASH EQUIVALENTS - 0.7%
SSgA Prime Money Market Portfolio	243,339	243,339

Total CASH EQUIVALENTS		243,339

Total Investments (Cost $57,053,050) - 98.5%		33,771,394
Other assets in excess of liabilities - 1.5%		513,815

NET ASSETS - 100.0%		$34,285,209

* Non-income producing
(1) Affiliated issuer
(2) Restricted security

see accompanying notes to financial statements

18	2005 Semi-Annual Report

Firsthand e-Commerce Fund
PORTFOLIO OF INVESTMENTS
June 30, 2005 (unaudited)

		MARKET
	SHARES	VALUE
COMMON STOCK - 89.3%
BROADCASTING & CABLE TV - 0.8%
Liberty Global, Inc., Class A *	7,500	$350,025

COMMUNICATIONS - 2.6%
Comcast Corp., Special Class A *	15,000	449,250
OpenTV Corp. *	268,300	735,142

		1,184,392

COMPUTER - 3.4%
Dell, Inc. *	30,000	1,185,300
International Business Machines Corp.	5,000	371,000

		1,556,300

INTERNET - 41.2%
Akamai Technologies, Inc. *	234,400	3,077,672
Amazon.com, Inc. *	10,000	330,800
Ask Jeeves, Inc. *	10,000	301,900
eBay, Inc. *	19,200	633,792
IAC/InterActiveCorp *	86,700	2,085,135
InfoSpace, Inc. *	36,300	1,195,359
LivePerson, Inc. *	100,000	312,000
Monster Worldwide, Inc. *	68,900	1,976,052
Netflix, Inc. *	161,200	2,645,292
Overstock.com, Inc. *	28,800	1,025,280
Priceline.com, Inc. *	12,500	291,625
Time Warner, Inc. *	102,600	1,714,446
ValueClick, Inc. *	46,300	570,879
Yahoo! Inc. *	70,000	2,425,500

		18,585,732

NETWORKING - 1.3%
Cisco Systems, Inc. *	30,000	573,300

OTHER ELECTRONICS - 4.8%
ActivCard Corp. *	255,000	1,165,350
Symbol Technologies, Inc.	100,000	987,000

		2,152,350

SERVICES - 15.3%
Anteon International Corp. *	11,700	533,754
CNET Networks, Inc. *	215,400	2,528,796
Fair Isaac Corp.	30,000	1,095,000
First Data Corp.	35,000	1,404,900

* Non-income producing

see accompanying notes to financial statements

2005 Semi-Annual Report	19

Firsthand e-Commerce Fund
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2005 (unaudited)

	SHARES/	MARKET
	PRINCIPAL	VALUE
WebMD Corp. *	130,000	$1,335,100

		6,897,550

SOFTWARE - 19.9%
CheckFree Corp. *	35,000	1,192,100
Cognizant Technology Solutions Corp., Class A *	19,700	928,461
Microsoft Corp.	50,000	1,242,000
Napster, Inc. *	254,500	1,068,900
Novell, Inc. *	236,200	1,464,440
Red Hat, Inc. *	20,000	262,000
RSA Security, Inc. *	110,000	1,262,800
VeriSign, Inc. *	55,000	1,581,800

		9,002,501

Total COMMON STOCK		40,302,150

CASH EQUIVALENTS - 11.8%
SSgA Prime Money Market Portfolio	1,800,266	1,800,266
State Street Bank and Trust Company Repurchase Agreement,
1.80% dated 6/30/05, to be
repurchased at $3,512,904 on 7/1/05, collateralized by
$3,605,000 U.S. Treasury Note,
3.50% maturing 11/15/09 (value $3,586,975)	3,512,728	3,512,728

Total CASH EQUIVALENTS		5,312,994

Total Investments (Cost $40,188,067) - 101.1%		45,615,144
Liabilities in excess of other assets - (1.1)%		(492,189)

NET ASSETS - 100.0%		$45,122,955

* Non-income producing

see accompanying notes to financial statements

20	2005 Semi-Annual Report

Firsthand Global Technology Fund
PORTFOLIO OF INVESTMENTS
June 30, 2005 (unaudited)

		MARKET
	SHARES	VALUE
COMMON STOCK - 92.0%
COMMUNICATIONS - 0.9%
Mobile TeleSystems - ADR	5,000	$168,250

COMMUNICATIONS EQUIPMENT - 20.6%
Alvarion Ltd. *	148,900	1,730,217
Ceragon Networks Ltd. *	94,500	436,590
Nokia Corp. - ADR	25,000	416,000
QUALCOMM, Inc.	10,000	330,100
UTStarcom, Inc. *	116,900	875,581

		3,788,488

ELECTRONICS MANUFACTURING SERVICES - 7.8%
Compal Electronics - GDR *	54,000	268,585
Elcoteq Network Corp. - Class A	15,000	294,880
Flextronics International Ltd. *	29,800	393,658
Hon Hai Precision - GDR	20,500	213,329
Quanta Computer, Inc. - GDR *	28,000	267,907

		1,438,359

INTERNET - 2.0%
RADWARE Ltd. *	20,000	361,600

OTHER ELECTRONICS - 14.8%
Alps Electric Co., Ltd.	28,000	429,136
Intevac, Inc. *	69,000	722,430
NIDEC Corp.	8,600	229,620
Sharp Corp.	52,000	813,864
TDK Corp.	7,900	539,074

		2,734,124

PERIPHERALS - 3.2%
Western Digital Corp. *	43,300	581,086

SEMICONDUCTOR EQUIPMENT - 9.8%
ASML Holding N.V. *	56,758	888,831
Hoya Corp.	1,900	219,514
Tokyo Electron Ltd.	13,200	699,377

		1,807,722

SEMICONDUCTORS - 11.0%
Samsung Electronics Co., Ltd. - GDR (1)	2,500	597,484
Semiconductor Manufacturing International Corp. *	60,000	618,000

*     Non-income producing
(1)  Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors.
      The Investment Adviser, using Board-approved procedures has deemed these securities to be liquid.

see accompanying notes to financial statements

2005 Semi-Annual Report	21

Firsthand Global Technology Fund
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2005 (unaudited)

	SHARES/	MARKET
	PRINCIPAL	VALUE
Taiwan Semiconductor Manufacturing Co. - ADR	89,737	$818,404

		2,033,888

SERVICES - 4.2%
Lionbridge Technologies, Inc. *	112,800	764,784

SOFTWARE - 17.7%
Amdocs Ltd. *	21,500	568,245
Business Objects SA - ADR *	20,000	526,000
Cognos, Inc. *	20,300	693,042
Comverse Technology, Inc. *	22,200	525,030
Dassault Systemes SA - ADR	7,400	359,491
SAP AG - ADR	10,000	433,000
Verint Systems, Inc. *	5,000	160,800

		3,265,608

Total COMMON STOCK		16,943,909

CASH EQUIVALENTS - 8.6%
SSgA Prime Money Market Portfolio	738,561	738,561
State Street Bank and Trust Company Repurchase Agreement,
1.80% dated 6/30/05, to be
repurchased at $849,832 on 7/1/05, collateralized by
$875,000 U.S. Treasury Note, 3.50%
maturing 11/15/09 (value $870,625)	849,790	849,790

Total CASH EQUIVALENTS		1,588,351

Total Investments (Cost $17,978,545) - 100.6%		18,532,260
Liabilities in excess of other assets - (0.6)%		(106,518)

NET ASSETS - 100.0%		$18,425,742

*         Non-income producing
ADR   American Depositary Receipts
GDR   Global Depositary Receipts

see accompanying notes to financial statements

22	2005 Semi-Annual Report

this page intentionally left blank

2005 Semi-Annual Report	23

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2005 (unaudited)

	FIRSTHAND	FIRSTHAND	FIRSTHAND
	TECHNOLOGY	TECHNOLOGY	TECHNOLOGY
	VALUE	LEADERS	INNOVATORS
	FUND	FUND	FUND
ASSETS
Investment securities:
Unaffiliated issuers at acquisition cost	$673,222,645	$97,284,771	$41,326,130
Affiliated issuers at acquisition cost	29,566,921	-	15,726,920

Total acquisition cost	$702,789,566	$97,284,771	$57,053,050

Unaffiliated issuers at market value	$426,538,134	$95,345,705	$29,644,841
Affiliated issuers at market value	11,548,903	-	4,126,553

Total market value (Note 2)	438,087,037	95,345,705	33,771,394
Cash	30,300	6,050	1,324
Receivable for securities sold	940,283	131,439	566,447
Receivables from dividends and interest	379,438	156,159	76,903
Receivable for capital shares sold	11,307	22,693	225
Deferred trustee compensation (Note 5)	88,041	51,415	51,415

TOTAL ASSETS	439,536,406	95,713,461	34,467,708

LIABILITIES
Payable for securities purchased	1,294,879	-	51,775
Payable to affiliates (Note 4)	728,797	159,964	56,867
Payable for capital shares redeemed	998,578	87,472	22,442
Payable for trustee compensation (Note 5)	88,041	51,415	51,415

TOTAL LIABILITIES	3,110,295	298,851	182,499

NET ASSETS	$436,426,111	$95,414,610	$34,285,209

Net assets consist of:
Paid-in-capital	$3,303,599,398	$441,156,371	$420,799,427
Accumulated net investment loss	(4,279,428)	(582,932)	(364,270)
Accumulated net realized losses from
security transactions, written options,
and foreign currency	(2,598,191,330)	(343,219,763)	(362,868,292)
Net unrealized depreciation on
investments and foreign currency	(264,702,529)	(1,939,066)	(23,281,656)

NET ASSETS	$436,426,111	$95,414,610	$34,285,209

Shares of beneficial interest
outstanding (unlimited number of
shares authorized, no par value)	15,649,749	5,887,137	4,078,135

Net asset value, redemption price
and offering price per share (Note 2)	$27.89	$16.21	$8.41

see accompanying notes to financial statements

24	2005 Semi-Annual Report

STATEMENTS OF ASSETS AND LIABILITIES (continued)
June 30, 2005 (unaudited)

		FIRSTHAND
	FIRSTHAND	GLOBAL
	E-COMMERCE	TECHNOLOGY
	FUND	FUND
ASSETS
Investment securities:
Unaffiliated issuers at acquisition cost	$40,188,067	$17,978,545
Affiliated issuers at acquisition cost	-	-

Total acquisition cost	$40,188,067	$17,978,545

Unaffiliated issuers at market value	$45,615,144	$18,532,260
Affiliated issuers at market value	-	-

Total market value (Note 2)	45,615,144	18,532,260
Cash	4,267	2,000
Receivable for securities sold	1,606,037	48,823
Receivables from dividends and interest	2,428	37,604
Receivable for capital shares sold	716	3,650
Deferred trustee compensation (Note 5)	51,415	38,568

TOTAL ASSETS	47,280,007	18,662,905

LIABILITIES
Payable for securities purchased	2,014,320	150,667
Payable to affiliates (Note 4)	74,592	29,898
Payable for capital shares redeemed	16,725	18,030
Payable for trustee compensation (Note 5)	51,415	38,568

TOTAL LIABILITIES	2,157,052	237,163

NET ASSETS	$45,122,955	$18,425,742

Net assets consist of:
Paid-in-capital	$451,592,862	$98,895,166
Accumulated net investment loss	(395,620)	(112,675)
Accumulated net realized losses from
security transactions, written options,
and foreign currency	(411,501,364)	(80,910,464)
Net unrealized appreciation on
investments and foreign currency	5,427,077	553,715

NET ASSETS	$45,122,955	$18,425,742

Shares of beneficial interest
outstanding (unlimited number of
shares authorized, no par value)	14,817,763	4,928,105

Net asset value, redemption price
and offering price per share (Note 2)	$3.05	$3.74

see accompanying notes to financial statements

2005 Semi-Annual Report	25

STATEMENTS OF OPERATIONS
For the six months ended June 30, 2005 (unaudited)

	FIRSTHAND	FIRSTHAND	FIRSTHAND
	TECHNOLOGY	TECHNOLOGY	TECHNOLOGY
	VALUE	LEADERS	INNOVATORS
	FUND	FUND	FUND
INVESTMENT INCOME
Interest (1)	$47,758	$12,709	$37,255
Dividends*	159,148	353,585	21,225

TOTAL INVESTMENT INCOME	206,906	366,294	58,480

EXPENSES
Investment advisory fees (Note 4)	3,503,876	730,174	325,192
Administrative fees (Note 4)	982,458	219,052	97,558

TOTAL EXPENSES	4,486,334	949,226	422,750

NET INVESTMENT LOSS	(4,279,428)	(582,932)	(364,270)

REALIZED AND UNREALIZED GAINS
(LOSSES) ON INVESTMENTS
Net realized losses from security
transactions and foreign currency
(including realized loss of
$(28,037,447), $0, and $0, respectively, on
sales of investments in affiliated issuers)	(138,675,004)	(2,721,045)	(10,170,654)
Written options	-	-	-
Net change in unrealized appreciation
(depreciation) on investments and
foreign currency	107,460,178	(651,069)	1,700,734
Written options	-	-	-

NET REALIZED AND UNREALIZED
LOSSES ON INVESTMENTS	(31,214,826)	(3,372,114)	(8,469,920)

NET DECREASE IN NET
ASSETS FROM OPERATIONS	$(35,494,254)	$(3,955,046)	$(8,834,190)

* Net of foreign tax withholding	$2,083	$59,283	$-

(1) Firsthand Technology Innovators Fund accrued $28,388 in affiliated interest income.

see accompanying notes to financial statements

26	2005 Semi-Annual Report

STATEMENTS OF OPERATIONS (continued)
For the six months ended June 30, 2005 (unaudited)

		FIRSTHAND
	FIRSTHAND	GLOBAL
	E-COMMERCE	TECHNOLOGY
	FUND	FUND
INVESTMENT INCOME
Interest	$45,016	$5,342
Dividends*	15,755	96,272

TOTAL INVESTMENT INCOME	60,771	101,614

EXPENSES
Investment advisory fees (Note 4)	351,070	164,838
Administrative fees (Note 4)	105,321	49,451

TOTAL EXPENSES	456,391	214,289

NET INVESTMENT LOSS	(395,620)	(112,675)

REALIZED AND UNREALIZED GAINS
(LOSSES) ON INVESTMENTS
Net realized gains (losses) from security
transactions and foreign currency
(including realized loss of $0 and $0,
respectively, on sales of investments
in affiliated issuers)	(2,169,312)	(3,482,993)
Writen options	157,629	-
Net change in unrealized appreciation (depreciation)
on investments and
foreign currency	(1,286,086)	(78,943)
Written options	388,714	-

NET REALIZED AND UNREALIZED
LOSSES ON INVESTMENTS	(2,909,055)	(3,561,936)

NET DECREASE IN NET
ASSETS FROM OPERATIONS	$(3,304,675)	$(3,674,611)

* Net of foreign tax withholding	$-	$15,299

see accompanying notes to financial statements

2005 Semi-Annual Report	27

STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended June 30, 2005, and December 31, 2004

	FIRSTHAND TECHNOLOGY
	VALUE FUND
	Six Months	Year
	Ended	Ended
	6/30/05	12/31/04
	(unaudited)
FROM OPERATIONS:
Net investment loss	$(4,279,428)	$(9,766,774)
Net realized losses from security transactions
and foreign currency	(138,675,004)	(258,926,742)
Net change in unrealized appreciation
on investments and foreign currency	107,460,178	204,966,127

Net decrease in net assets
from operations	(35,494,254)	(63,727,389)

FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	12,799,716	91,603,669
Payment for shares redeemed	(127,809,292)	(318,385,285)

Net decrease in net assets from
capital share transactions	(115,009,576)	(226,781,616)

TOTAL DECREASE IN NET ASSETS	(150,503,830)	(290,509,005)

NET ASSETS:
Beginning of period	586,929,941	877,438,946

End of period	$436,426,111	$586,929,941

ACCUMULATED NET INVESTMENT LOSS	$(4,279,428)	$-

CAPITAL SHARE ACTIVITY:
Shares sold	458,892	2,988,191
Shares redeemed	(4,719,083)	(10,869,703)

Net decrease in shares outstanding	(4,260,191)	(7,881,512)
Shares outstanding, beginning of period	19,909,940	27,791,452

Shares outstanding, end of period	15,649,749	19,909,940

see accompanying notes to financial statements

28	2005 Semi-Annual Report

STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the periods ended June 30, 2005, and December 31, 2004

	FIRSTHAND TECHNOLOGY
	LEADERS FUND
	Six Months	Year
	Ended	Ended
	6/30/05	12/31/04
	(unaudited)
FROM OPERATIONS:
Net investment loss	$(582,932)	$(2,042,527)
Net realized losses from security transactions
and foreign currency	(2,721,045)	(11,851,283)
Net change in unrealized appreciation
(depreciation) on investments and foreign currency	(651,069)	8,177,778

Net decrease in net assets
from operations	(3,955,046)	(5,716,032)

FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	10,192,593	9,383,379
Payment for shares redeemed	(24,737,786)	(45,894,167)

Net decrease in net assets from
capital share transactions	(14,545,193)	(36,510,788)

TOTAL DECREASE IN NET ASSETS	(18,500,239)	(42,226,820)

NET ASSETS:
Beginning of period	113,914,849	156,141,669

End of period	$95,414,610	$113,914,849

ACCUMULATED NET INVESTMENT LOSS	$(582,932)	$-

CAPITAL SHARE ACTIVITY:
Shares sold	617,995	564,475
Shares redeemed	(1,533,273)	(2,823,820)

Net decrease in shares outstanding	(915,278)	(2,259,345)
Shares outstanding, beginning of period	6,802,415	9,061,760

Shares outstanding, end of period	5,887,137	6,802,415

see accompanying notes to financial statements

2005 Semi-Annual Report	29

STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the periods ended June 30, 2005, and December 31, 2004

	FIRSTHAND TECHNOLOGY
	INNOVATORS FUND
	Six Months	Year
	Ended	Ended
	6/30/05	12/31/04
	(unaudited)
FROM OPERATIONS:
Net investment loss	$(364,270)	$(1,252,860)
Net realized losses from security transactions
and foreign currency	(10,170,654)	(8,641,233)
Net change in unrealized appreciation (depreciation)
on investments and foreign currency	1,700,734	(707,775)

Net decrease in net assets from
operations	(8,834,190)	(10,601,868)

FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,001,233	21,438,690
Payment for shares redeemed	(18,037,883)	(40,785,516)

Net decrease in net assets from capital
share transactions	(15,036,650)	(19,346,826)

TOTAL DECREASE IN NET ASSETS	(23,870,840)	(29,948,694)

NET ASSETS:
Beginning of period	58,156,049	88,104,743

End of period	$34,285,209	$58,156,049

ACCUMULATED NET INVESTMENT LOSS	$(364,270)	$-

CAPITAL SHARE ACTIVITY:
Shares sold	329,452	1,943,599
Shares redeemed	(2,021,714)	(3,793,112)

Net decrease in shares outstanding	(1,692,262)	(1,849,513)
Shares outstanding, beginning of period	5,770,397	7,619,910

Shares outstanding, end of period	4,078,135	5,770,397

see accompanying notes to financial statements

30	2005 Semi-Annual Report

STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the periods ended June 30, 2005, and December 31, 2004

	FIRSTHAND
	E-COMMERCE FUND
	Six Months	Year
	Ended	Ended
	6/30/05	12/31/04
	(unaudited)
FROM OPERATIONS:
Net investment loss	$(395,620)	$(1,105,421)
Net realized gains (losses) from security transactions,
written options, and foreign currency	(2,011,683)	5,762,830
Net change in unrealized depreciation on investments,
written options, and foreign currency	(897,372)	(2,076,748)

Net increase (decrease) in net assets from
operations	(3,304,675)	2,580,661

FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	838,719	9,715,349
Payment for shares redeemed	(7,963,715)	(23,141,295)

Net decrease in net assets
from capital share transactions	(7,124,996)	(13,425,946)

TOTAL DECREASE IN NET ASSETS	(10,429,671)	(10,845,285)

NET ASSETS:
Beginning of period	55,552,626	66,397,911

End of period	$45,122,955	$55,552,626

ACCUMULATED NET INVESTMENT LOSS	$(395,620)	$-

CAPITAL SHARE ACTIVITY:
Shares sold	281,663	3,137,874
Shares redeemed	(2,684,133)	(7,586,633)

Net decrease in shares outstanding	(2,402,470)	(4,448,759)
Shares outstanding, beginning of period	17,220,233	21,668,992

Shares outstanding, end of period	14,817,763	17,220,233

see accompanying notes to financial statements

2005 Semi-Annual Report	31

STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the periods ended June 30, 2005, and December 31, 2004

	FIRSTHAND GLOBAL
	TECHNOLOGY FUND
	Six Months	Year
	Ended	Ended
	6/30/05	12/31/04
	(unaudited)
FROM OPERATIONS:
Net investment loss	$(112,675)	$(751,395)
Net realized gains (losses) from security transactions
and foreign currency	(3,482,993)	2,012,583
Net change in unrealized depreciation
on investments and
foreign currency	(78,943)	(6,944,463)

Net decrease in net assets from
operations	(3,674,611)	(5,683,275)

FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,280,453	27,899,673
Payment for shares redeemed	(11,704,202)	(47,030,264)

Net decrease in net assets
from capital share transactions	(10,423,749)	(19,130,591)

TOTAL DECREASE IN NET ASSETS	(14,098,360)	(24,813,866)

NET ASSETS:
Beginning of period	32,524,102	57,337,968

End of period	$18,425,742	$32,524,102

ACCUMULATED NET INVESTMENT LOSS	$(112,675)	$-

CAPITAL SHARE ACTIVITY:
Shares sold	337,143	6,368,151
Shares redeemed	(3,009,262)	(11,197,824)

Net decrease in shares outstanding	(2,672,119)	(4,829,673)
Shares outstanding, beginning of period	7,600,224	12,429,897

Shares outstanding, end of period	4,928,105	7,600,224

see accompanying notes to financial statements

32	2005 Semi-Annual Report

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout each period

	FIRSTHAND TECHNOLOGY VALUE FUND

	Six Months		Year	Year		Year	Year	Year
	Ended		Ended	Ended		Ended	Ended	Ended
	6/30/05		12/31/04	12/31/03		12/31/02	12/31/01	12/31/00
	(unaudited)

Net asset value at beginning
of period	$29.48		$31.57	$18.09		$41.25	$74.33	$90.52

Income from investment
operations:
Net investment loss	(0.27)		(0.49)	(0.40)		(0.46)	(0.65)	(1.14)
Net realized and unrealized
gains (losses) on
investments	(1.32)		(1.60)	13.88		(22.72)	(32.16)	(7.29)

Total from investment operations	(1.59)		(2.09)	13.48		(23.18)	(32.81)	(8.43)

Less distributions:
Distributions from net
realized capital gains	-		-	-		-	(0.38)	(7.86)

Total distributions	-		-	-		-	(0.38)	(7.86)

Paid-in-capital from redemption
fees (Note 2)	-		-	0.00	(A)	0.02	0.11	0.10

Net asset value at end of period	$27.89		$29.48	$31.57		$18.09	$41.25	$74.33

Total return	(5.39%)	(B)	(6.62%)	74.52%		(56.15%)	(44.00%)	(9.97%)

Net assets at end of period
(millions)	$436.4		$586.9	$877.4		$492.7	$1,449.9	$3,030.8

Ratio of expenses to average
net assets	1.92%	(C)	1.90%	1.90%		1.89%	1.84%	1.83%

Ratio of net investment loss to
average net assets	(1.84%)	(C)	(1.41%)	(1.64%)		(1.56%)	(1.20%)	(1.29%)

Portfolio turnover rate	24%	(B)	17%	38%		44%	57%	59%

(A) Amount is less than $0.01.
(B) Not annualized.
(C) Annualized.

see accompanying notes to financial statements

2005 Semi-Annual Report	33

FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a share outstanding throughout each period

	FIRSTHAND TECHNOLOGY LEADERS FUND

	Six Months		Year	Year		Year	Year	Year
	Ended		Ended	Ended		Ended	Ended	Ended
	6/30/05		12/31/04	12/31/03		12/31/02	12/31/01	12/31/00
	(unaudited)

Net asset value at beginning
of period	$16.75		$17.23	$10.65		$18.86	$33.84	$44.68

Income from investment
operations:
Net investment loss	(0.10)		(0.30)	(0.24)		(0.26)	(0.41)	(0.67)
Net realized and unrealized
gains (losses) on
investments	(0.44)		(0.18)	6.82		(7.96)	(14.62)	(10.19)

Total from investment operations	(0.54)		(0.48)	6.58		(8.22)	(15.03)	(10.86)

Less distributions:
Distributions from net
realized capital gains	-		-	-		-	-	(0.01)

Total distributions	-		-	-		-	-	(0.01)

Paid-in-capital from
redemption fees (Note 2)	-		-	0.00	(A)	0.01	0.05	0.03

Net asset value at end of period	$16.21		$16.75	$17.23		$10.65	$18.86	$33.84

Total return	(3.22%)	(B)	(2.79%)	61.78%		(43.53%)	(44.27%)	(24.23%)

Net assets at end of period
(millions)	$95.4		$113.9	$156.1		$105.0	$241.3	$517.2

Ratio of expenses to average
net assets	1.95%	(C)	1.95%	1.95%		1.95%	1.93%	1.90%

Ratio of net investment loss to
average net assets	(1.20%)	(C)	(1.58%)	(1.65%)		(1.63%)	(1.54%)	(1.44%)

Portfolio turnover rate	13%	(B)	22%	28%		46%	44%	35%

(A)  Amount is less than $0.01.
(B)  Not annualized.
(C)  Annualized.

see accompanying notes to financial statements

34	2005 Semi-Annual Report

FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a share outstanding throughout each period

	FIRSTHAND TECHNOLOGY INNOVATORS FUND

	Six Months		Year	Year		Year	Year	Year
	Ended		Ended	Ended		Ended	Ended	Ended
	6/30/05		12/31/04	12/31/03		12/31/02	12/31/01	12/31/00
	(unaudited)

Net asset value at beginning
of period	$10.08		$11.56	$7.42		$16.40	$23.13	$49.36

Income from investment
operations:
Net investment loss	(0.09)		(0.22)	(0.17)		(0.20)	(0.24)	(0.85)
Net realized and unrealized
gains (losses) on
investments	(1.58)		(1.26)	4.31		(8.80)	(6.51)	(16.84)

Total from investment operations	(1.67)		(1.48)	4.14		(9.00)	(6.75)	(17.69)

Less distributions:
Distributions from net realized
capital gains	-		-	-		-	-	(8.55)

Total distributions	-		-	-		-	-	(8.55)

Paid-in-capital from
redemption fees (Note 2)	-		-	0.00	(A)	0.02	0.02	0.01

Net asset value at end of period	$8.41		$10.08	$11.56		$7.42	$16.40	$23.13

Total return	(16.57%)	(B)	(12.80%)	55.80%		(54.76%)	(29.10%)	(37.94%)

Net assets at end of period
(millions)	$34.3		$58.2	$88.1		$62.6	$204.9	$300.4

Ratio of expenses to average
net assets	1.95%	(C)	1.95%	1.95%		1.95%	1.94%	1.90%

Ratio of net investment loss
to average net assets	(1.69%)	(C)	(1.83%)	(1.67%)		(1.66%)	(1.43%)	(1.51%)

Portfolio turnover rate	24%	(B)	41%	64%		53%	63%	89%

(A) Amount is less than $0.01.
(B) Not annualized.
(C) Annualized.

see accompanying notes to financial statements

2005 Semi-Annual Report	35

FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a share outstanding throughout each period

	FIRSTHAND E-COMMERCE FUND

	Six Months		Year	Year		Year		Year		Year
	Ended		Ended	Ended		Ended		Ended		Ended
	6/30/05		12/31/04	12/31/03		12/31/02		12/31/01		12/31/00
	(unaudited)

Net asset value at beginning
of period	$3.23		$3.06	$2.08		$3.33		$6.63		$14.86

Income from investment
operations:
Net investment loss	(0.03)		(0.06)	(0.05)		(0.04)		(0.04)		(0.21)
Net realized and unrealized
gains (losses) on
investments	(0.15)		0.23	1.03		(1.21)		(3.26)		(7.99)

Total from investment operations	(0.18)		0.17	0.98		(1.25)		(3.30)		(8.20)

Less distributions:
Dividends from net
investment income	-		-	-		-		-		(0.00)	(A)
Distributions from net
realized capital gains	-		-	-		-		-		(0.05)

Total distributions	-		-	-		-		-		(0.05)

Paid-in-capital from redemption
fees (Note 2)	-		-	0.00	(A)	0.00	(A)	0.00	(A)	0.02

Net asset value at end of period	$3.05		$3.23	$3.06		$2.08		$3.33		$6.63

Total return	(5.57%)	(B)	5.56%	47.12%		(37.54%)		(49.77%)		(55.08%)

Net assets at end of period
(millions)	$45.1		$55.6	$66.4		$51.8		$99.5		$216.5

Ratio of expenses to average
net assets	1.95%	(C)	1.95%	1.95%		1.95%		1.95%		1.92%

Ratio of net investment loss
to average net assets	(1.69%)	(C)	(1.90%)	(1.72%)		(1.69%)		(1.13%)		(1.44%)

Portfolio turnover rate	45%	(B)	22%	46%		61%		67%		73%

(A) Amount is less than $0.01.
(B) Not annualized.
(C) Annualized.

see accompanying notes to financial statements

36	2005 Semi-Annual Report

FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a share outstanding throughout each period

	FIRSTHAND GLOBAL TECHNOLOGY FUND

	Six Months		Year	Year		Year		Year	Period
	Ended		Ended	Ended		Ended		Ended	Ended
	6/30/05		12/31/04	12/31/03		12/31/02		12/31/01	12/31/00 (A)
	(unaudited)

Net asset value at beginning
of period	$4.28		$4.61	$2.42		$5.14		$8.75	$10.00

Income from investment
operations:
Net investment income (loss)	(0.02)		(0.10)	(0.05)		(0.07)		(0.07)	0.04
Net realized and unrealized
gains (losses) on
investments	(0.52)		(0.23)	2.24		(2.65)		(3.57)	(1.28)

Total from investment operations	(0.54)		(0.33)	2.19		(2.72)		(3.64)	(1.24)

Less distributions:
Dividends from net
investment income	-		-	-		-		-	(0.03)

Total distributions	-		-	-		-		-	(0.03)

Paid-in-capital from redemption
fees (Note 2)	-		-	0.00	(B)	0.00	(B)	0.03	0.02

Net asset value at end of period	$3.74		$4.28	$4.61		$2.42		$5.14	$8.75

Total return	(12.62%)	(C)	(7.16%)	90.50%		(52.92%)		(41.26%)	(12.18%)	(C)

Net assets at end of period
(millions)	$18.4		$32.5	$57.3		$20.2		$53.0	$125.3

Ratio of expenses to average
net assets	1.95%	(D)	1.95%	1.95%		1.95%		1.95%	1.95%	(D)

Ratio of net investment income
(loss) to average net assets	(1.03%)	(D)	(1.69%)	(1.77%)		(1.73%)		(0.95%)	1.66%	(D)

Portfolio turnover rate	15%	(C)	15%	50%		26%		67%	0%	(C)

(A) Represents the period from the commencement of operations (September 29, 2000) through December 31, 2000.
(B) Amount is less than $0.01.
(C) Not annualized.
(D) Annualized.

see accompanying notes to financial statements

2005 Semi-Annual Report	37

NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (unaudited)

1. Organization

Each of Firsthand Technology Value Fund, Firsthand Technology Leaders Fund, Firsthand Technology Innovators Fund, Firsthand e-Commerce Fund, and Firsthand Global Technology Fund (the "Funds") is a non-diversified series of Firsthand Funds (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust, a Delaware statutory trust, was organized on November 8, 1993. The inception date for each Fund (the date on which a net asset value was first determined for that Fund) is as follows:

Fund	Inception Date

Firsthand Technology Value Fund	May 20, 1994*

Firsthand Technology Leaders Fund	December 10, 1997

Firsthand Technology Innovators Fund	May 20, 1998

Firsthand e-Commerce Fund	September 30, 1999

Firsthand Global Technology Fund	September 29, 2000

*      Firsthand Technology Value Fund Investor Class commenced operations on May 20, 1994; the SEC effective date for the Investor Class is December 15, 1994. Each Fund currently offers one class of shares-Investor Class shares.

Each Fund's investment objective is long-term growth of capital.

Firsthand Technology Value Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in high-technology companies that Firsthand Capital Management, Inc. (the "Investment Adviser") believes are undervalued and have potential for capital appreciation.

Firsthand Technology Leaders Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in high-technology companies that the Investment Adviser believes hold dominant competitive positions in high-growth industries.

Firsthand Technology Innovators Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in high-technology companies that the Investment Adviser considers to be best positioned to introduce "breakthrough" products in the fastest growing markets in the technology sector.

Firsthand e-Commerce Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in equity securities of companies that provide the products, services, and technologies to facilitate the growth of electronic commerce.

Firsthand Global Technology Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in high-technology companies, both domestic and foreign, that the Investment Adviser considers best positioned to benefit significantly from the adoption of new technologies worldwide.

38	2005 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2005 (unaudited)

2. Significant Accounting Policies

The following is a summary of the Funds' significant accounting policies:

Securities Valuation-A Fund's portfolio of securities is valued as follows:

1.     Securities traded on stock exchanges, or quoted by NASDAQ, are valued according to the NASDAQ official closing price, if applicable, or at their last reported sale price as of the close of trading on the New York Stock Exchange ("NYSE") (normally 4:00 P.M. Eastern Time). If a security is not traded that day, the security will be valued at its most recent bid price.

2.     Securities traded in the over-the-counter market, but not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price as quoted by brokers that make markets in the securities) at the close of trading on the NYSE.

3.     Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.

4.     Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.

Share Valuation-The net asset value ("NAV") per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund's shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of each Fund is equal to a Fund's net asset value per share. Prior to April 30, 2003, shares of each Fund were charged a 2% redemption fee on shares redeemed or exchanged within 180 days of purchase. These fees were deducted from the redemption proceeds otherwise payable to the shareholder. Each Fund retained the fee charged as paid-in capital and such fees became part of that Fund's daily NAV calculation.

Repurchase Agreements-Repurchase agreements, which must be secured with collateral of a credit quality at least equal to a Fund's investment criteria for its portfolio securities, are valued at cost, which, together with accrued interest, approximates market value. At the time a Fund enters into a repurchase agreement, the value of the underlying securities, including accrued interest, will equal or exceed the value of the repurchase agreement, and in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying securities, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. In the event of a bankruptcy or other default by the seller of a repurchase agreement, a Fund could experience delays in liquidating the underlying securities and losses.

Investment Income-Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

Foreign Securities-Each Fund may invest in companies that trade on U.S. exchanges as American Depositary Receipts ("ADRs"), on foreign exchanges, or on foreign over-the-counter markets. Investing in the securities of foreign companies exposes your investment in a Fund to risk. Foreign stock markets tend to be more volatile than the U.S. market due to economic and/or political instability and the regulatory conditions in some countries. In addition, some of the securities in which the Fund may invest may be denominated in foreign currencies, the value of which may decline against the U.S. dollar. An investment in foreign securities may be subject to high levels of foreign taxation, including foreign taxes withheld at the source.

2005 Semi-Annual Report	39

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2005 (unaudited)

Options-The Funds (other than Firsthand Technology Value Fund) may purchase put and call options to attempt to provide protection against adverse price effects from anticipated changes in prevailing prices of securities or stock indices. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Distributions to Shareholders-Each Fund expects to distribute its net investment income and net realized gains, if any, annually. Distributions from net investment income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

Security Transactions-Security transactions are accounted for on the trade date. Securities sold are valued on a specific identification basis.

Estimates-The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Tax-Each Fund has elected, and intends to qualify annually, for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). As provided in the Code, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made. To avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts, if any, from prior years. The following information is based upon the federal income tax cost of portfolio investments as of June 30, 2005.

40	2005 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2005 (unaudited)

	Firsthand	Firsthand	Firsthand		Firsthand
	Technology	Technology	Technology	Firsthand	Global
	Value	Leaders	Innovators	e-Commerce	Technology
	Fund	Fund	Fund	Fund	Fund

Gross unrealized
appreciation	$70,641,298	$16,317,453	$2,220,469	$7,557,981	$3,186,510
Gross unrealized
depreciation	(386,752,798)	(18,371,827)	(25,502,125)	(2,382,814)	(2,632,795)

Net unrealized
appreciation
(depreciation)	$(316,111,500)	$(2,054,374)	$(23,281,656)	$5,175,167	$553,715

Federal income
tax cost	$754,198,537	$97,400,079	$57,053,050	$40,439,977	$17,978,545

The difference between the acquisition cost and the federal income tax cost of portfolio investments is due to certain timing differences in the recognition of capital losses under accounting principles generally accepted in the United States and income tax regulations. As of December 31, 2004, the Funds had capital loss carryforwards for federal income tax purposes as follows:

	Expiring 2008	Expiring 2009	Expiring 2010	Expiring 2011	Expiring 2012

Firsthand Technology
Value Fund	$ -	$ 1,092,189,416	$ 634,016,220	$ 330,969,371	$ 333,067,019
Firsthand Technology
Leaders Fund	7,699,026	134,863,157	109,312,900	53,324,264	33,348,418
Firsthand Technology
Innovators Fund	-	195,444,987	87,067,727	61,543,691	7,252,266
Firsthand e-Commerce
Fund	-	262,005,645	141,312,315	6,014,495	-
Firsthand Global
Technology Fund	-	47,790,468	13,149,532	16,183,628	-

For Firsthand Technology Value Fund, $7,924,308 of the $1,092,189,416 capital loss carryforward expiring in 2009 was acquired in the reorganization with Firsthand Communications Fund.

2005 Semi-Annual Report	41

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2005 (unaudited)

3. Investment Transactions

Investment transactions (excluding short-term investments) were as follows for the period ended June 30, 2005.

	Firsthand	Firsthand	Firsthand		Firsthand
	Technology	Technology	Technology	Firsthand	Global
	Value	Leaders	Innovators	e-Commerce	Technology
	Fund	Fund	Fund	Fund	Fund

Purchase of
investment
securities	$113,149,265	$12,214,392	$10,316,291	$19,428,924	$3,331,049

Proceeds from sales
and maturities of
investment securities	$254,779,174	$31,641,237	$23,642,176	$27,999,435	$14,970,496

Transactions in options written during the period ended June 30, 2005, were as follows:

Firsthand e-Commerce Fund	Number of Contracts	Premiums Received
Options outstanding at December 31, 2004	1,200	$187,286
Options written	600	157,221
Options expired	(600)	(88,101)
Options exercised	(1,200)	(256,406)
Options outstanding at June 30, 2005	-	$-

4. Investment Advisory and Administration Agreements

As of June 30, 2005, certain trustees and officers of the Trust are also officers of the Investment Adviser, or BISYS Fund Services Ohio, Inc. ("BISYS"). BISYS serves as the sub-administrator and investment accounting agent. State Street serves as the shareholder servicing and transfer agent. Prior to June 20, 2005, State Street served as the sub-administrator and investment accounting agent. PFPC Trust serves as custodian for the Trust. Prior to July 8, 2005, State Street served as custodian.

INVESTMENT ADVISORY AGREEMENT

Each Fund's investments are managed by the Investment Adviser pursuant to the terms of an Investment Advisory Agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Investment Adviser provides each Fund with investment research, advice, management, and supervision and manages the investment and reinvestment of assets of each Fund consistent with each Fund's investment objectives, policies, and limitations. The Investment Adviser is responsible for (i) compensation of any of the Fund's trustees, officers, and employees who are interested persons of the Investment Adviser; and (ii) compensation of the Investment Adviser's personnel and other expenses incurred in connection with the provision of portfolio management services under the Advisory Agreement.

42	2005 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2005 (unaudited)

For the services it provides under the Advisory Agreement, the Investment Adviser receives from each Fund, on a monthly basis, an advisory fee at the annual rate of 1.50% of its average daily net assets. The Advisory Agreement requires the Investment Adviser to waive fees and, if necessary, to reimburse expenses of each such Fund to the extent necessary to limit a Fund's total operating expenses to 1.95% of its average net assets up to $200 million, 1.90% of such assets from $200 million to $500 million, 1.85% of such assets from $500 million to $1 billion, and 1.80% of such assets in excess of $1 billion.

ADMINISTRATION AGREEMENT

The Trust has entered into a separate Administration Agreement with the Investment Adviser. The agreement obligates the Investment Adviser to provide administrative and general supervisory services to each Fund (the "Administration Agreement"). Under the Administration Agreement, the Investment Adviser renders supervisory and corporate administrative services to the Trust, as well as oversees the maintenance of all books and records with respect to each Fund's securities transactions and each Fund's book of accounts in accordance with all applicable federal and state laws and regulations. The Investment Adviser also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records, and other records as required by the 1940 Act.

The Investment Adviser is responsible for the equipment, staff, office space, and facilities necessary to perform its obligations under the Administration Agreement. Under the Administration Agreement, the Investment Adviser has assumed responsibility for payment of all of each Fund's operating expenses excluding independent trustees' compensation; brokerage and commission expenses; fees payable under "Rule 12b-1 plans", if any, and shareholder servicing plans, if any; litigation costs; and any extraordinary and non-recurring expenses. For the services it provides under the Administration Agreement, the Investment Adviser receives a fee from each Fund at the annual rate of 0.45% of its average daily net assets up to $200 million, 0.40% of such assets from $200 million to $500 million, 0.35% of such assets from $500 million to $1 billion, and 0.30% of such assets in excess of $1 billion. The Investment Adviser has entered into a Sub-Administration Agreement with BISYS. Under this agreement, the Investment Adviser (not the Funds) pays to BISYS the fees for the administrative services provided by BISYS.

5. Deferred Compensation Agreement With Trustees

During the fiscal year ended December 31, 2000, the Trust entered into a deferred compensation agreement with the independent trustees of the Trust.

Under the deferred compensation agreement, each independent trustee may elect to defer some or all of his trustee fees. Each independent trustee is paid an annual retainer of $24,000, $6,000 for each regular meeting attended in person, and $1,000 for each special meeting attended. Deferred fees may be deemed invested in the Firsthand Funds selected by each independent trustee on a tax-deferred basis and deferred fees (and the income, gains, and losses credited during the deferral period) are payable at least two years after deferral date. Upon payment of any deferred fees (and the income, gains, and losses credited during the deferral period), each Fund will expense its pro rata share of those fees.

2005 Semi-Annual Report	43

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2005 (unaudited)

6. Investments in Affiliates and Restricted Securities

Affiliated issuers, as defined by the 1940 Act, are those in which a Fund's holdings represent 5% or more of the outstanding voting securities of the issuer. A summary of each Fund's investments in affiliates, if any, for the period ended June 30, 2005, is noted below:

	SHARE ACTIVITY

	Balance		Purchases	Sales	Balance	Realized	Value	Acquisition
Affiliate	12/31/04				6/30/05	Gain (Loss)	6/30/05	Cost

Firsthand Technology
Value Fund
Anaren, Inc. *	1,111,900		-	750,000	361,900	$(4,128,426)	$4,758,985	$5,284,515
Clarisay, Inc., Series B *	2,605,306		-	-	2,605,306	-	-	2,383,855
Clarisay, Inc., Series C	7,194,244		-	-	7,194,244	-	-	2,000,000
Clarisay, Inc., Warrant 7/7/05	500,000		-	-	500,000	-	-	-
Clarisay, Inc., Warrant 8/7/05	500,000		-	-	500,000	-	-	-
Clarisay, Inc., Warrant 9/12/05	250,000		-	-	250,000	-	-	-
Clarisay, Inc., Warrant 9/19/05	100,000		-	-	100,000	-	-	-
Clarisay, Inc., Warrant 11/10/05	500,000		-	-	500,000	-	-	-
Clarisay, Inc., Warrant	500,000		-	-	500,000	-	-	-
Clarisay, Inc., 8.00%, 7/7/05	500,000		-	-	500,000	-	-	500,000
Clarisay, Inc., 8.00%, 8/7/05	500,000		-	-	500,000	-	-	500,000
Clarisay, Inc., 8.00%, 9/12/05	250,000		-	-	250,000	-	-	250,000
Clarisay, Inc., 8.00%, 9/19/05	100,000		-	-	100,000	-	-	100,000
Clarisay, Inc., 8.00%, 11/10/05	500,000		-	-	500,000	-	-	500,000
Clarisay, Inc., 8.00%	500,000		-	-	500,000	-	-	500,000
Concord Communications, Inc.	1,089,300		-	1,089,300	-	(24,703,061)	-	-
Global Locate, Inc., Series A *	6,030,896		-	-	6,030,896	-	4,547,296	5,144,354
Global Locate, Inc., Series C	1,111,111		-	-	1,111,111	-	837,778	1,000,000
Global Locate, Inc., Series D	621,890	**	310,945	-	932,835	-	749,999	749,999
Global Locate, Inc., Board
Warrant	75,000		-	-	75,000	-	375	-
Global Locate, Inc., Board
Warrant	18,750		-	-	18,750	-	94	-
Global Locate, Inc., Board
Warrant	75,000		-	-	75,000	-	375	-
Global Locate, Inc., Series C
Warrant	370,370		-	-	370,370	-	3,704	-
Global Locate, Inc., Series D
Warrant	-		233,208	-	233,208	-	2,332	-
Maple Optical Systems, Inc.,
Series A-1	10,352,054		-	-	10,352,054	-	-	3,623,219
Napster, Inc. ***	1,750,000		-	300,000	1,450,000	794,040	6,090,000	7,399,254
44	2005 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2005 (unaudited)

	SHARE ACTIVITY

	Balance	Purchases	Sales	Balance	Realized	Value	Acquisition
Affiliate	12/31/04			6/30/05	Gain (Loss)	6/30/05	Cost
Firsthand Technology Value
Fund (continued)

Silicon Genesis Corp., Series 1-D	850,830	-	-	850,830	$ -	$ 749,751	$ 4,315,500
Silicon Genesis Corp., Series 1-E	4,071,226	-	-	4,071,226	-	4,315,500	4,315,500
Silicon Genesis Corp., Common	726,424	-	-	726,424	-	7,264	3,684,494
Silicon Genesis Corp., 1-E Warrant	1,257,859	-	-	1,257,859	-	334,339	-
Silicon Genesis Corp., Common
Warrant	37,982	-	-	37,982	-	38	-
Silicon Genesis Corp., Common
Warrant	59,147	-	-	59,147	-	59	-

	SHARE ACTIVITY

	Balance	Purchases	Sales	Balance	Realized	Value	Acquisition
Affiliate	12/31/04			6/30/05	Gain (Loss)	6/30/05	Cost
Firsthand Technology
Innovators Fund

Clarisay, Inc., Series B	2,861,519	-	-	2,861,519	$ -	$ -	$ 2,618,290
Clarisay, Inc., Warrant 9/19/05	150,000	-	-	150,000	-	-	-
Clarisay, Inc., Warrant 10/10/05	500,000	-	-	500,000	-	-	-
Clarisay, Inc., Warrant	500,000	-	-	500,000	-	-	-
Clarisay, Inc., Warrant 12/31/10	109,290	-	-	109,290	-	-	-
Clarisay, Inc., 8.00%, 9/19/05	150,000	-	-	150,000	-	-	150,000
Clarisay, Inc., 8.00%, 10/10/05	500,000	-	-	500,000	-	-	500,000
Clarisay, Inc., 8.00%	500,000	-	-	500,000	-	-	500,000
Innovion Corp., Series C	1,500,000	-	-	1,500,000	-	1,489,350	3,000,000
Innovion Corp., Warrant	602,577	-	-	602,577	-	603	-
Innovion Corp., 9.50%, 3/7/06	602,577	-	-	602,577	-	602,577	602,577
Innovion Corp., Warrant	-	30,129	-	30,129	-	30	-
Maple Optical Systems, Inc.,
Series A-1	9,647,945	-	-	9,647,945	-	-	3,376,781
Silicon Genesis Corp., Series 1-C	82,914	-	-	82,914	-	300,779	1,731,250
Silicon Genesis Corp., Series 1-E	1,633,254	-	-	1,633,254	-	1,731,249	1,731,249
Silicon Genesis Corp., Common	102,135	-	-	102,135	-	1,021	1,516,773
Silicon Genesis Corp., 1-E Warrant	94,339	-	-	94,339	-	944	-

*   Amounts include shares from the merger of Firsthand Communications Fund into Firsthand Technology Value Fund.
**  As a result of a restructuring of the Series D transaction, the Fund received additional Series D shares, which is reflected in the balance.
*** Balance is a result of Roxio, Inc., being acquired by Napster, Inc.

2005 Semi-Annual Report	45

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2005 (unaudited)

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. A Fund may invest in restricted securities that are consistent with a Fund's investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund's net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of June 30, 2005, the Funds were invested in the following restricted securities:

Security	Acquisition Date	Shares	Cost	Value	% Net Assets
Firsthand Technology
Value Fund
AuthenTec, Inc., Series C P/S	April 4, 2003	1,472,495	$738,000	$1,179,881	0.27%

AuthenTec, Inc., Series C Warrants	April 4, 2003	392,665	-	117,835	0.03%

AuthenTec, Inc., Series D P/S	June 14, 2004	290,958	290,958	232,766	0.05%

Caspian Networks, Inc., Common	February 21, 2002	337 *	3,378,104	-	0.00%

Celox Networks, Inc., Common	April 17, 2001	138,121	14,999,941	-	0.00%

Celox Networks, Inc., Series A-1 P/S	August 23, 2002	1,000,000	1,200,000	-	0.00%

Celox Networks, Inc., Series A-1
Warrants	August 23, 2002	500,000	-	-	0.00%

Clarisay, Inc., 8.00%, 7/7/05 C/N	July 7, 2003	500,000	500,000	-	0.00%

Clarisay, Inc., 8.00%, 8/7/05 C/N	August 7, 2003	500,000	500,000	-	0.00%

Clarisay, Inc., 8.00%, 11/10/05 C/N	November 10, 2003	500,000	500,000	-	0.00%

Clarisay, Inc., 8.00%, C/N	June 3, 2003	500,000	500,000	-	0.00%

Clarisay, Inc., 8.00%, 9/12/05 C/N	September 12, 2003	250,000	250,000	-	0.00%

Clarisay, Inc., 8.00%, 9/19/05 C/N	September 19, 2003	100,000	100,000	-	0.00%

Clarisay, Inc., Series B P/S	January 24, 2001	2,605,306	2,383,855	-	0.00%

Clarisay, Inc., Series C P/S	August 28, 2002	7,194,244	2,000,000	-	0.00%

Clarisay, Inc., Warrants	September 19, 2003	100,000	-	-	0.00%

Clarisay, Inc., Warrants	August 7, 2003	500,000	-	-	0.00%

Clarisay, Inc., Warrants	June 3, 2003	500,000	-	-	0.00%

Clarisay, Inc., Warrants	November 10, 2003	500,000	-	-	0.00%

Clarisay, Inc., Warrants	September 12, 2003	250,000	-	-	0.00%

Clarisay, Inc., Warrants	July 7, 2003	500,000	-	-	0.00%
46	2005 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2005 (unaudited)

Security	Acquisition Date	Shares	Cost	Value	% Net Assets
Firsthand Technology Value
Fund (continued)
Global Locate, Inc., Board Warrants	September 8, 2003	75,000	$-	$375	0.00%

Global Locate, Inc., Board Warrants	May 4, 2004	18,750	-	94	0.00%

Global Locate, Inc., Board Warrants	July 7, 2004	75,000	-	375	0.00%

Global Locate, Inc., Series A P/S	October 5, 2001	5,861,664	5,000,000	4,419,695	1.01%

Global Locate, Inc., Series A P/S	March 28, 2002	169,232	144,355	127,601	0.03%

Global Locate, Inc., Series C P/S	May 15, 2003	1,111,111	1,000,000	837,778	0.19%

Global Locate, Inc., Series C
Warrants	May 15, 2003	370,370	-	3,704	0.00%

Global Locate, Inc., Series D P/S	April 2, 2004	621,890 **	500,000	500,000	0.11%

Global Locate, Inc., Series D P/S	April 26, 2005	310,945	249,999	249,999	0.06%

Global Locate, Inc., Series D
Warrants	April 26, 2005	233,208	-	2,332	0.00%

IP Unity, Inc., Series E Warrants	August 4, 2004	69,496	69	69	0.00%

IP Unity, Inc., Series C P/S	July 27, 2001	1,104,265	1,987,677	1,792,863	0.41%

IP Unity, Inc., Series E P/S	August 4, 2004	193,042	313,307	313,307	0.07%

Luminous Networks, Inc., Common	Various	28,654	1,800,638	2,886	0.00%

Luminous Networks, Inc.,
Common Warrants	December 31, 2003	3,841	-	4	0.00%

Luminous Networks, Inc.,
Series A1 P/S	Various	130,306	200,071	93,474	0.02%

Luminous Networks, Inc.,
Series B1 P/S	June 9, 2005	260,520	400,000	400,000	0.09%

Maple Optical Systems, Inc.,
Series A-1 P/S	July 31, 2002	5,714,285	2,000,000	-	0.00%

Maple Optical Systems, Inc.,
Series A-1 P/S	August 9, 2001	4,637,769	1,623,219	-	0.00%

NanoMuscle, Inc., 8.00% C/N	August 17, 2004	122,549	122,549	-	0.00%

NanoMuscle, Inc., 8.00% C/N	September 7, 2004	245,422	245,422	-	0.00%

NanoMuscle, Inc., 8.00% C/N	November 12, 2004	30,668	30,668	-	0.00%

NanoMuscle, Inc., Series B-1 Warrants	August 17, 2004	306,757	123	-	0.00%

NanoMuscle, Inc., Common	August 29, 2003	1,250,000	1,250,000	-	0.00%

NanoMuscle, Inc., Series A-1 P/S	August 17, 2004	1,250,000	-	-	0.00%
2005 Semi-Annual Report	47

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2005 (unaudited)

Security	Acquisition Date	Shares	Cost	Value	% Net Assets

Firsthand Technology Value
Fund (continued)

Polaris Networks, Inc., 10.00% C/N	April 12, 2004	50,475	$50,475	$-	0.00%

Polaris Networks, Inc., 10.00% C/N	July 14, 2004	50,474	50,474	-	0.00%

Polaris Networks, Inc., Convertible
Warrants	March 29, 2004	75,712	-	-	0.00%

Polaris Networks, Inc.,
Series A P/S	November 16, 2001	297,848	297,848	-	0.00%

Silicon Genesis Corp., Series 1-E
Warrants	October 31, 2003	1,257,859	-	334,339	0.08%

Silicon Genesis Corp., Common	April 30, 2002	726,424	3,684,494	7,264	0.00%

Silicon Genesis Corp., Common
Warrants	April 30, 2002	59,147	-	59	0.00%

Silicon Genesis Corp., Common
Warrants	November 4, 2003	37,982	-	38	0.00%

Silicon Genesis Corp., Series 1-D P/S	April 30, 2002	850,830	4,315,500	749,751	0.17%

Silicon Genesis Corp., Series 1-E P/S	November 4, 2003	4,071,226	4,315,500	4,315,500	0.99%

UCT Coatings, Inc., Series B P/S	October 5, 2004	500,000	5,000,000	5,000,000	1.14%

UCT Coatings, Inc.,
Series B Warrants	October 5, 2004	200,000	-	200	0.00%
			$61,923,245	$20,682,188	4.73%

Security	Acquisition Date	Shares	Cost	Value	% Net Assets

Firsthand Technology
Innovators Fund

AuthenTec, Inc., Series C P/S	April 4, 2003	736,248	$369,000	$589,941	1.72%

AuthenTec, Inc., Series C Warrants	April 4, 2003	196,333	-	58,917	0.17%

Clarisay, Inc., 8.00%, 10/10/05 C/N	October 10, 2003	500,000	500,000	-	0.00%

Clarisay, Inc., 8.00%, C/N	May 8, 2003	500,000	500,000	-	0.00%

Clarisay, Inc., 8.00%, 9/19/05 C/N	September 19, 2003	150,000	150,000	-	0.00%

Clarisay, Inc., Series B P/S	January 24, 2001	2,861,519	2,618,290	-	0.00%

Clarisay, Inc., Common Warrant	December 31, 2003	109,290	-	-	0.00%

Clarisay, Inc., Warrants	September 19, 2003	150,000	-	-	0.00%
48	2005 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2005 (unaudited)

Security	Acquisition Date	Shares	Cost		Value	% Net Assets

Firsthand Technology
Innovators Fund (continued)

Clarisay, Inc., Warrants	October 10, 2003	500,000	$		$-	0.00%

Clarisay, Inc., Warrants	May 8, 2003	500,000		-	-	0.00%

Innovion Corp., 9.50%, 3/7/06 C/N	December 30, 2003	602,577		602,577	602,577	1.76%

Innovion Corp., Series C P/S	February 23, 2001	1,500,000		3,000,000	1,489,350	4.34%

Innovion Corp., Warrant	December 30, 2003	602,577		-	603	0.00%

Innovion Corp., Warrant	March 7, 2005	30,129		-	30	0.00%

IP Unity, Inc., Series C P/S	July 27, 2001	1,117,957		2,012,323	1,815,093	5.29%

Luminous Networks, Inc., Common***	Various	50,226		3,156,250	5,058	0.01%

Luminous Networks, Inc.,
Common Warrants	December 31, 2003	6,732		-	7	0.00%

Luminous Networks, Inc.,
Series A1 P/S***	Various	228,407		350,694	163,845	0.48%

Maple Optical Systems, Inc.,
Series A-1 P/S	August 9, 2001	9,647,945		3,376,781	-	0.00%

NanoMuscle, Inc., Common	August 29, 2003	1,250,000		1,250,000	-	0.00%

NanoMuscle, Inc., Series A-1 P/S	August 17, 2004	1,250,000		-	-	0.00%

Polaris Networks, Inc., Series A P/S	November 16, 2001	702,152		702,152	-	0.00%

Silicon Genesis Corp., Series
1-E Warrant	February 26, 2003	94,339		-	944	0.00%

Silicon Genesis Corp., Common	March 8, 2001	102,135		1,516,773	1,021	0.00%

Silicon Genesis Corp., Series 1-C P/S	March 8, 2001	82,914		1,731,250	300,779	0.88%

Silicon Genesis Corp., Series 1-E P/S	November 4, 2003	1,633,254		1,731,249	1,731,249	5.05%

Silicon Optix, Inc., Series B P/S	November 7, 2003	1,111,111		1,000,000	1,000,000	2.91%
				$24,567,339	$7,759,414	22.62%

* The share balance changed as a result of a 1:100 reverse stock split of Caspian Networks, Inc.

** As a result of a restructuring of the Series D transaction, the Fund received additional Series D shares, which is reflected in the balance.

*** As a result of a new round of financing on June 9, 2005, certain shares of Luminous Series D P/S and Series E P/S were converted into certain Common and Series A1 P/S shares. The original acquisition date for the Series D P/S shares was May 31, 2001, and the original acquisition date for the Series E P/S shares was October 16, 2003. The new Common and Series A1 P/S will carry the original acquisition date of the Series D and Series E P/S.

P/S   Preferred Stock
C/N   Convertible Note

2005 Semi-Annual Report	49

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2005 (unaudited)

7. Risks

Because the return on and value of an investment in each Fund will fluctuate in response to stock market movements, the most significant risk of investing in a Fund is that you may lose money. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, as well as economic, political, or regulatory events, and other factors beyond the Investment Adviser's control. The Funds are designed for long-term investors who can accept the risks of investing in a fund with significant common stock holdings in high-technology industries.

Each Fund is non-diversified. A risk of being non-diversified is that a significant change in the value of one company will have a greater impact on the Fund than it would if the Fund diversified its investments. Another risk for the Fund is its concentration of investments in companies within high-technology industries. The value of high-technology companies can, and often does, fluctuate dramatically and may expose you to greater-than-average financial and market risk.

8. Proxy Voting Policy and Procedures

The Funds have adopted proxy voting procedures pursuant to which the Funds delegate the responsibility for voting proxies relating to portfolio securities held by the Funds to the Investment Adviser as part of the Investment Adviser's general management of the Funds, subject to the Board of Trustees' continuing oversight. A copy of the Funds' proxy voting policy and procedures is available without charge, upon request, by calling 1.888.884.2675. Information regarding how the Investment Adviser voted these proxies for the one-year period ended June 30, 2005, is available by calling the same number and on the website of the U.S. Securities and Exchange Commission at http://www.sec.gov on Form N-PX, which is due by August 31, 2005. The Funds' voting record is also available on the Funds' website at www.firsthandfunds.com/proxy.

9. Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q will be available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

50	2005 Semi-Annual Report

NOTES

2005 Semi-Annual Report	51

NOTES

52	2005 Semi-Annual Report

NOTES

2005 Semi-Annual Report	53

Firsthand Funds
P.O. Box 8356
Boston, MA 02266-8356
1.888.884.2675
www.firsthandfunds.com

Investment Adviser
Firsthand Capital Management, Inc.
125 South Market
Suite 1200
San Jose, CA 95113
www.firsthandcapital.com

Distributor
ALPS Distributors, Inc.
1625 Broadway
Suite 2200
Denver, CO 80202

Transfer Agent
State Street Bank and Trust Company
P.O. Box 8356
Boston, MA 02266-8356
1.888.884.2675

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable - only for annual reports.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item.  The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2, except for, effective May 14, 2005, Aaron Masek replaced Omar Billawala as Treasurer of the registrant.

Item 3. Audit Committee Financial Expert.

        (a)   (1) Disclose that the registrant's board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable - only for annual reports.

Item 4. Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e)       (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

            (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Not applicable - only for annual reports.

Item 5.     Audit Committee of Listed Registrants.

(a)   If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).  If the registrant has such a committee, however designated, identify each committee member.  If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)   If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

Item 6.     Schedule of Investments.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Not applicable.

Item 11. Controls and Procedures.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company's management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable - Only effective for annual reports.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           Firsthand Funds

By (Signature and Title)*   /s/ Kevin M.Landis
                                             Kevin M. Landis
                                             President

Date        9 /  6  / 05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Kevin M.Landis
                                             Kevin M. Landis
                                             President

Date     9 /  6  / 05

By (Signature and Title)*   /s/ Aaron Masek
                                             Aaron Masek
                                             Treasurer

Date      9 /  6  / 05

* Print the name and title of each signing officer under his or her signature.